Restrictions to the distribution of earnings - Additional Information (Details) - ARS ($) $ in Thousands		9 Months Ended	12 Months Ended
	May 15, 2020	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2021	[1]	May 31, 2023	Apr. 28, 2023	Dec. 31, 2022	Jun. 07, 2022	Apr. 29, 2022	Nov. 03, 2021	Apr. 20, 2021	Nov. 20, 2020
Restriction to the distribution of earnings [line items]
Percentage of income increase or decrease adjustments of prior years			20.00%
Retained earnings		$ (169,590,830)	$ (169,590,830)					$ (143,262,513)
Special reserve		$ 73,946,842	$ 73,946,842
Percentage of capital conversation margin			2.50%
Percentage of distribution earning		40.00%	60.00%
Optional reserves eligible for reversal and future distribution of earnings as reported previously													$ 12,000,000
Optional reserves eligible for reversal and future distribution of earnings													$ 114,274,644
Optional reserves for future distribution of earnings to be applied to set off previously unabsorbed losses as reported previously												$ 29,431,352
Optional reserves for future distribution of earnings to be applied to set off previously unabsorbed losses												269,477,346
Optional reserves for future distribution of earnings to be applied towards payment of cash dividend as reported previously												7,000,000
Optional reserves for future distribution of earnings to be applied towards payment of cash dividend												$ 54,517,622
Optional reserves for future distribution of earnings eligible for reversal and payment of supplementary cash dividends reported previously											$ 6,500,000
Optional reserves for future distribution of earnings eligible for reversal and payment of supplementary cash dividends											40,942,629
Unappropriated earnings to be allocated to legal reserve as reported previously							$ 11,765,158			$ 3,934,134
Unappropriated earnings to be allocated to legal reserve							36,637,383			23,864,219
Unappropriated retained earnings eligible to be allocated for future distribution of earnings as reported previously							47,060,630			15,736,535
Unappropriated retained earnings eligible to be allocated for future distribution of earnings							146,549,534			$ 95,456,876
Amount eligible for distribution as dividend									$ 13,165,209		$ 13,165,209
Payment of a cash dividend	$ 28,049,337			$ 54,517,622
Other Reserves for Future Distribution of Earnings Eligible for Reversal and Payment of Cash Dividends	$ 2,500,000
Optional Reserves for Future Distribution of Earnings Eligible for Reversal and Payment of Cash Dividends As Reported Previously							35,566,224
Optional Reserves for Future Distribution of Earnings Eligible for Reversal and Payment of Cash Dividends							77,877,236
Dividend Payable in Kind						$ 50,401,015	$ 50,401,015
Discount Government Bills Value						$ 49,524,433,015
B C R A [Member]
Restriction to the distribution of earnings [line items]
Retained earnings		$ 32,908,380	$ 32,908,380

[1]	Dividends per share amounts to pesos 11.424653 (in nominal values)